Leases - Statement of profit or loss and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial position relating to leases
Depreciation, right-of-use assets	$ 2,949	$ 3,399	$ 2,735
Interest expense (included in finance cost)	1,343	412	201
Expense relating to short-term leases	732	212	264
Expense relating to leases of low-value assets that are not shown above as short-term leases	21	7	6
Cash outflow for leases	4,200	4,500	3,000
Right-of-use assets Buildings
Financial position relating to leases
Depreciation, right-of-use assets	2,179	2,714	2,262
Right-of-use assets Vehicles
Financial position relating to leases
Depreciation, right-of-use assets	735	651	441
Lease equipment
Financial position relating to leases
Depreciation, right-of-use assets	$ 35	$ 34	$ 32